Discontinued Operations (Tables) (Segment, Discontinued Operations [Member])	12 Months Ended
Dec. 31, 2012
Segment, Discontinued Operations [Member]
Operating Results for Retail Natural Gas Supply Business

The operating results for the retail electric and natural gas supply businesses of Pepco Energy Services are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Operating revenue	$415	$954	$1,597

Income from operations of discontinued operations	$44	$3	$33
Income Tax expense	18	1	13

Income From Discontinued Operations, Net of Income Taxes	$26	$2	$20

Activity of Energy Commodity Contracts Designated as Cash Flow Hedges

The cash flow hedge activity during the years ended December 31, 2012, 2011 and 2010 is provided in the tables below:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Amount of net pre-tax loss arising during the period included in Accumulated Other Comprehensive Loss	$—	$—	$(100)

Amount of net pre-tax loss reclassified into income:

Income from Discontinued Operations, Net of Income Taxes (a)	39	81	135

Total net pre-tax loss reclassified into Income from Discontinued Operations, Net of Income Taxes	39	81	135

Net pre-tax gain on commodity derivatives included in Accumulated Other Comprehensive Loss	$39	$81	$35

(a)	Included in the above table is a loss of $1 million for the years ended December 31, 2012 and 2011, respectively, which was reclassified from AOCL to income because the forecasted hedged transactions were deemed probable not to occur.

Outstanding Energy Commodity Contracts Employed As Cash Flow Hedges

As of December 31, 2012 and 2011, the retail electric and natural gas supply businesses of Pepco Energy Services had the following types and quantities of outstanding energy commodity contracts employed as cash flow hedges of forecasted purchases and forecasted sales.

	Quantities
Commodity	December 31, 2012	December 31, 2011
Forecasted Purchases Hedges
Electricity (Megawatt hours (MWh))	—	614,560
Forecasted Sales Hedges
Electricity (MWh)	—	614,560

Schedule of Derivative Gain (Loss) Amounts Recognized in Income

For the years ended December 31, 2012, 2011, and 2010, the amount of the derivative gain (loss) for the retail electric and natural gas supply businesses of Pepco Energy Services recognized in Income from Discontinued Operations, Net of Income Taxes is provided in the table below:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Reclassification of mark-to-market to realized on settlement of contracts	$27	$—	$2
Unrealized mark-to-market loss	(3)	(30)	(3)

Total net gain (loss)	$24	$(30)	$(1)